Sep. 11, 2015
Tax Exempt Portfolio
Tax Exempt Portfolio

September 11, 2015

Morgan Stanley Institutional Liquidity Funds

Supplement dated September 11, 2015 to the Morgan Stanley Institutional Liquidity Funds (the "Fund") Prospectuses dated February 27, 2015, relating to the Tax-Exempt Portfolio (the "Portfolio") of each of the:

Institutional Class
Institutional Select Class
Administrative Class
Advisory Class
Investor Class
Participant Class
Cash Management Class

The Board of Trustees of the Fund has approved an amendment to the principal investment strategies of the Portfolio. Accordingly, effective immediately, the Prospectuses of the Portfolio are revised as follows:

The following is hereby inserted as the third sentence of the first paragraph under the section of each Prospectus entitled "Portfolio Summary—Tax-Exempt Portfolio—Principal Investment Strategies":

The Portfolio will invest all of its assets in high quality, short-term securities and other instruments that meet the definition of "weekly liquid assets" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act").

The following is hereby inserted as the third sentence of the first paragraph under the section of each Prospectus entitled "Details of the Portfolios—Tax-Exempt Portfolio—Approach":

The Portfolio will invest all of its assets in high quality, short-term securities and other instruments that meet the definition of "weekly liquid assets" as defined in Rule 2a-7 under the Investment Company Act.

Please retain this supplement for future reference.